GENERAL INFORMATION AND BASIS OF PREPARATION (Policies)	6 Months Ended
Jun. 29, 2018
Corporate Information And Statement of IFRS Compliance [Abstract]
Newly Adopted Standards
IFRS 15 Revenue from Contracts with Customers
IFRS 15 supersedes all revenue recognition requirements under IAS 18 Revenue and IAS 11 Construction contracts and applies to all revenue arising from contracts with customers, unless the contracts are within the scope of other standards. The new standard establishes a five-step model to account for revenue arising from contracts with customers. Under IFRS 15, revenue is recognised at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods or services to a customer.
The standard was effective for the Group on 1 January 2018. The Group has adopted the standard on a modified retrospective basis.
Revenue recognition
The revenue from the sale of our products is recognised at a point in time at which the control passes to a customer, when the product is delivered to or picked up by the end customer and, in the case of products sold via a full-service vending machine, revenue is recognised when the cash is collected from the vending machine. A receivable is recognised by the Group when products are delivered to a customer as this represents the point in time at which the right to consideration becomes unconditional, as only the passage of time is required before payment is due.
Taxes on sugared soft drinks, excise taxes and taxes on packaging are typically recorded on a gross basis (i.e. included in revenue), as the Group is the principal in the arrangement. Value added taxes are recorded on a net basis (i.e. excluded from revenue).
No element of financing is deemed present as the sales are made with a credit term not exceeding 30-60 days, which is consistent with market practice.
Deductions from revenue
The Group participates in various promotional programmes with customers designed to increase the sale of products. Among the programmes are arrangements under which rebates, refunds, price concessions or similar items can be earned by customers for attaining agreed-upon sales levels, or for participating in specific marketing programmes. Those promotional programs do not give rise to a separate performance obligation. Where the consideration the Group is entitled to varies because of such programmes, the amount payable is deemed to be variable consideration. Management makes estimates on an ongoing basis for each individual promotion to assess the value of the variable consideration. The related accruals are recognised as a deduction from revenue and are not considered distinct from the sale of products to the customer.
Variable consideration is only included to the extent that it is highly probable that the inclusion will not result in a significant revenue reversal in the future.
Shipping and handling costs
Shipping and handling costs related to the movement of finished goods from the Group’s manufacturing locations to the Group’s sales and distribution centres are included in cost of sales. Shipping and handling costs incurred to move finished goods from sales distribution centres to customer locations are included in selling and distribution expenses. Customers do not pay separately for shipping and handling costs.
IFRS 9 Financial Instruments
IFRS 9 Financial Instruments has been developed by the International Accounting Standards Board (IASB) to replace IAS 39 Financial Instruments: Recognition and Measurement. IFRS 9 is effective for annual periods beginning on or after 1 January 2018 and was applied prospectively. The adoption impact of IFRS 9 is not considered material to the Group’s condensed consolidated interim financial statements.
Classification and measurement
As part of the IFRS 9 transition, there was no material change in the measurement or classification of assets or liabilities in the Group’s condensed consolidated interim financial statements.
Impairment of financial assets
The expected credit loss model required under IFRS 9 primarily impacts the Group’s trade receivables. The simplified approach permitted under IFRS 9 is applied across the Group to measure expected credit losses using a lifetime expected loss allowance for all trade receivables. To measure the expected credit losses, trade receivables have been grouped based on shared credit risk characteristics and the days past due. This approach is substantially similar to the reserving methodology applied in the 2017 Consolidated Financial Statements and the impact is not considered material.
Hedge accounting
Based on the Group's pre-existing hedging activities and risk management strategies, as detailed within the 2017 Consolidated Financial Statements, the adoption of IFRS 9 did not have a material impact on hedge accounting activities within the Group. The new hedge accounting rules align the accounting for hedging instruments more closely with the group’s risk management practices. Under the new standard, more hedge relationships will be eligible for hedge accounting, as the standard introduces a more principles-based approach such as critical terms assessment. The Group’s current hedge relationships qualified as continuing hedges upon the adoption of IFRS 9. In addition, the Group intends to designate more of its commodity exposure in accordance with our risk policy. The decision regarding whether or not to designate a hedge for hedge accounting is made by management considering the size, purpose and tenure of the hedge, as well as the anticipated ability to demonstrate and test the economic relationship.
IFRS 16 Leases
In January 2016, the IASB issued IFRS 16 Leases. The new standard supersedes IAS 17 Leases. The objective of IFRS 16 is to ensure a single lessee accounting model and requires a lessee to recognise assets and liabilities for all leases with a term of more than 12 months, unless the underlying asset is of low value. IFRS 16 is effective for annual periods beginning on or after 1 January 2019. IFRS 16 allows either a full retrospective or a modified retrospective application.
The Group currently expect to adopt IFRS 16 using the modified retrospective approach. The quantitative impact of IFRS 16 on the Group’s net assets and results is being assessed and will be quantified closer to the date of adoption.
IFRS 16 is expected to have a material impact on the balance sheet as both assets and liabilities will increase, and is also expected to have a material impact on key components of the income statement because operating lease rental charges will be replaced by depreciation and finance costs.

Exchange Rates
Exchange rates
The Group’s reporting currency is the Euro. CCEP translates the income statements of non-Euro functional currency subsidiary operations to the Euro at average exchange rates and the balance sheets at the closing exchange rate as at the end of the period.